Provisions (Tables)	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Summary of Provisions
The Company’s provisions were as follows, as at:

	January 31, 2023	January 31, 2022
Product-related	$620.9	$372.8
Other	44.3	41.5
Total provisions	$665.2	$414.3
Current	544.7	328.1
Non-current	120.5	86.2
Total provisions	$665.2	$414.3

Summary of changes in Provision
The changes in provisions were as follows:

	Product-related	Other	Total
Balance as at January 31, 2022	$372.8	$41.5	$414.3
Expensed during the period	941.2	31.5	972.7
Paid during the period	(705.2)	(22.3)	(727.5)
Reversed during the period	(2.2)	(6.9)	(9.1)
Effect of foreign currency exchange rate changes	21.2	0.5	21.7
Unwinding of discount and effect of changes in discounting estimates	(6.9)	—	(6.9)
Balance as at January 31, 2023	$620.9	$44.3	$665.2